Inventories	3 Months Ended
Mar. 31, 2025
Disclosure of inventories [abstract]
Inventories	INVENTORIES
As of March 31, 2025 and December 31, 2024, inventories were as follows:

	March 31,		December 31,
	2025		2024
Refined and petrochemicals products	Ps.	45,292,210	Ps.	43,950,469
Crude oil	20,835,326		18,645,592
Products in transit	17,407,743		18,984,729
Materials and products in stock	6,210,482		6,320,011
Materials in transit	287,851		555,522
Gas and condensate products	110,603		113,666
Total	Ps.	90,144,215	Ps.	88,569,989